Restructuring	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring

We have historically implemented various cost reduction initiatives to improve our operating cost structures. These cost initiatives have, among other actions, included workforce reductions and the closure or consolidation of certain operations. Our total restructuring-related costs for the three years ended December 31 were comprised of:

	Year Ended December 31
	2013	2012	2011
Continuing operations:
Charged to other (income) expense, net:
Severance and other restructuring costs	$2.1	$3.2	$4.0
(Gain) loss from sale of assets	(.2)	.3	(.1)
Inventory obsolescence charged to cost of goods sold	—	—	1.2
Total continuing operations	1.9	3.5	5.1
Discontinued operations (reported on the Statements of Operations in “Earnings (loss) from discontinued operations, net of tax”):	(.3)	2.2	4.8
Total restructuring and restructuring-related costs	$1.6	$5.7	$9.9

2011 Restructuring Plan

In December 2011, we adopted the 2011 Restructuring Plan which included the closure of four underperforming manufacturing facilities.

The following table contains information, by segment, regarding the amount of each major type of restructuring-related cost incurred in connection with the exit activities.

	Restructuring Charges 2013	(Gain)/Loss on Sale of Assets 2013	Total Amount Incurred in 2013	Total Amount Incurred in 2012 (2)	Total Amount Incurred in 2011 (3)	Total Amount Incurred To Date
Continuing operations:
Residential Furnishings	$.8	$—	$.8	$.5	$.5	$1.8
Industrial Materials	—	—	—	.5	.5	1.0
Total continuing operations (1)	.8	—	.8	1.0	1.0	2.8
Discontinued operations:
Commercial Fixturing & Components - Store Fixtures	—	(.1)	(.1)	.9	1.2	2.0
Industrial Materials - Wire dishwasher racks	(.1)	—	(.1)	.3	.6	.8
Total discontinued operations	(.1)	(.1)	(.2)	1.2	1.8	2.8
Total	$.7	$(.1)	$.6	$2.2	$2.8	$5.6
______________________________
The above table includes cash charges incurred to date of $4.4.

(1)	Restructuring charges are reported on the Statements of Operations in “Other (income) expense, net.”

(2)	The 2012 charges consist of $2.5 of restructuring charges and ($.3) of (gain)/loss on sale of assets.

(3)	The 2011 charges consist of $1.2 of restructuring charges and $1.6 of inventory obsolescence.

The accrued liability associated with the 2011 Restructuring Plan consisted of the following:

	Balance at December 31, 2011	2012 Charges	2012 Payments	Balance at December 31, 2012	2013 Charges	2013 Payments	Balance at December 31, 2013
Termination benefits	$.9	$.7	$1.3	$.3	$(.1)	$.2	$—
Contract termination costs	—	.1	.1	—	—	—	—
Other restructuring costs	.3	1.7	1.9	.1	.8	.9	—
	$1.2	$2.5	$3.3	$.4	$.7	$1.1	$—

We also incurred impairment costs associated with this plan as discussed in Note C. These exit activities were substantially complete by the end of 2012 and no additional significant costs related to the plan are expected.
Other Initiatives

Apart from the 2011 Restructuring Plan, we have implemented various cost reduction initiatives over the last three years to improve our operating cost structures. None of these actions have individually resulted in a material charge to earnings. Total costs associated with these other initiatives have had the following impact on our financial statements:

	Year Ended December 31
	2013	2012	2011
Continuing operations:
Charged to other (income) expense, net:
Severance and other restructuring costs	$1.3	$2.2	$3.0
(Gain) loss from sale of assets	(.2)	.3	(.1)
Inventory obsolescence charged to cost of goods sold	—	—	1.2
Total continuing operations	1.1	2.5	4.1
Discontinued operations:
Severance and other restructuring costs	.3	2.8	2.3
Gain from sale of assets	(.4)	(1.8)	—
Inventory obsolescence charged to cost of goods sold	—	—	.7
Total discontinued operations	(.1)	1.0	3.0
Total of other initiatives	$1.0	$3.5	$7.1
Portion of total that represents cash charges	$1.6	$5.0	$5.3

Restructuring and restructuring-related charges (income) by segment for the other initiatives were as follows:

	Year Ended December 31
	2013	2012	2011
Continuing operations:
Residential Furnishings	$.9	$1.8	$2.9
Industrial Materials	(.1)	.1	1.1
Specialized Products	.3	.6	.1
Total continuing operations	1.1	2.5	4.1
Discontinued operations	(.1)	1.0	3.0
Total	$1.0	$3.5	$7.1

The accrued liability associated with the other initiatives consisted of the following:

	Balance at December 31, 2011	2012 Charges	2012 Payments	Balance at December 31, 2012	2013 Charges	2013 Payments	Balance at December 31, 2013
Termination benefits	$.5	$1.6	$1.3	$.8	$.4	$1.1	$.1
Contract termination costs	.6	1.1	1.1	.6	.1	.7	—
Other restructuring costs	.6	2.3	2.6	.3	1.1	.7	.7
	$1.7	$5.0	$5.0	$1.7	$1.6	$2.5	$.8